Changes in the scope of consolidation due to acquisitions and divestments	12 Months Ended
Dec. 31, 2019
Business Combinations 1 [Abstract]
Changes in the scope of consolidation due to acquisitions and divestments	Presentation of the financial statementsChanges in the scope of consolidation due to acquisitions and divestments
D.1.1. Principal changes in the scope of consolidation in 2019
The impacts of the acquisitions carried out in 2019 are not material to the Sanofi consolidated financial statements, and Sanofi did not divest any material operations or companies during the year.
Regeneron Pharmaceuticals, Inc. (Regeneron)
Changes in the equity interest held by Sanofi in the biopharmaceutical company Regeneron during the reporting periods presented are set forth below:

(€ million)	2019	2018	2017	(a)
Carrying amount(b)	3,342	3,055	2,496
Equity interest	21.2%	21.7%	22.2%
Acquisitions of shares	—	—	184
Disposals of shares(c)	33	24	—

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

(b)	See Note D.6.

(c)	Disposals of shares in connection with the funding of R&D activities relating to Libtayo®, Dupixent® and REGN3500 (SAR440340) (see Note C.1.).
D.1.2. Principal changes in the scope of consolidation in 2018
Acquisition of Bioverativ
Following a public tender offer, on March 8, 2018 Sanofi acquired the entire share capital of Bioverativ, a biotechnology company specializing in the development of treatments for hemophilia and other rare blood disorders, for a total consideration of $11.6 billion (€9.4 billion).
The final purchase price allocation resulted in the recognition of goodwill amounting to €2,676 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	8,113
Inventories	145
Cash and cash equivalents	422
Other current and non-current assets and liabilities	16
True North Therapeutics contingent consideration liability	(226)
Net deferred tax position	(1,792)
Net assets of Bioverativ	6,678
Goodwill	2,676
Purchase price	9,354

The other intangible assets recognized mainly comprise the marketed hemophilia products Eloctate® and Alprolix®, and development projects relating to treatments for rare blood disorders.
Goodwill represents (i) the pipeline of future products in early-stage research and development not identified individually at the acquisition date; (ii) the capacity to draw on a specialized structure to refresh the existing product portfolio; (iii) the competencies of Bioverativ staff; (iv) the benefits derived from the creation of new growth platforms; and (v) the expected future synergies and other benefits from the combination of Bioverativ and Sanofi.
The goodwill arising on this acquisition is not tax deductible.
No material adjustment was required on completion of the final purchase price allocation.
Acquisition of Ablynx
On May 14, 2018, following a public tender offer, Sanofi acquired 95.60% of the share capital of Ablynx, a biopharmaceutical company specializing in the discovery and development of Nanobodies®. On June 19, 2018, following the expiration of the squeeze-out procedure, Sanofi announced that it held the entire share capital of Ablynx, representing a total investment of €3,897 million.
The final purchase price allocation resulted in the recognition of goodwill amounting to €1,360 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	131
Net deferred tax position	(261)
Net assets of Ablynx	2,537
Goodwill	1,360
Purchase price	3,897

The other intangible assets acquired mainly comprise rights to (i) Cablivi®, a medicine for the treatment of adults who have experienced an episode of acquired thrombotic thrombocytopenic purpura (aTTP) and (ii) exploit technology developed by Ablynx that uses camelid antibody fragments (Nanobodies®) to discover and identify multi-specific molecules targeting multiple diseases in various therapeutic fields.
Goodwill represents the pipeline of future products in early-stage research and development not identified individually at the acquisition date, and the potential for those products to replace the existing product portfolio using resources and competencies specific to Ablynx, together with the expected future synergies and other benefits from the combination of Ablynx and Sanofi.
The goodwill arising on this acquisition is not tax deductible.
No material adjustments were required further to the final purchase price allocation.
Divestment of the European Generics business
On September 30, 2018, Sanofi finalized the divestment of its European Generics business. Sanofi recognized a gain of €510 million before taxes.
An analysis of the assets and liabilities divested is set forth below:

(€ million)	September 30, 2018
Assets
Property, plant and equipment	120
Goodwill	913
Other intangible assets	75
Other non-current assets	1
Deferred tax assets	83
Inventories	129
Accounts receivable	107
Other current assets	40
Cash and cash equivalents	122
Total assets of the divested European Generics business	1,590
Liabilities
Non-current provisions and other non-current liabilities	27
Deferred tax liabilities	14
Accounts payable	91
Other current liabilities	216
Short-term debt and current portion of long-term debt	46
Total liabilities of the divested European Generics business	394

The cash inflow on this divestment amounted to €1,598 million, and is recorded within Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax in the consolidated statement of cash flows.
D.1.3. Principal changes in the scope of consolidation in 2017
Acquisition of Protein Sciences
On August 25, 2017, Sanofi acquired 100% of Protein Sciences, a biotechnology company headquartered in Meriden, Connecticut (United States). The principal product of Protein Sciences is Flublok®, the only recombinant protein-based influenza vaccine approved by the FDA in the United States.
The purchase price allocation resulted in the recognition of goodwill amounting to €117 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	776
Inventories	4
Other assets and liabilities	(7)
Net deferred tax position	(259)
Net assets of Protein Sciences	514
Goodwill	117
Purchase price	631

The other intangible assets acquired mainly comprise the marketed vaccine Flublok®, valued at €767 million. The purchase price included two contingent consideration milestones of €42 million each.
The impacts of this acquisition on Sanofi’s business operating income and consolidated net income for the year ended December 31, 2017 were not material.
D.1.4. Transactions expected to be finalized in the first half of 2020
Divestment of Seprafilm®
In December 2019, Sanofi signed a definitive agreement for the sale of Seprafilm®, which is expected to complete in the first quarter of 2020. The assets and liabilities associated with Seprafilm® are presented within the line items Assets held for sale or exchange and Liabilities related to assets held for sale or exchange as of December 31, 2019, in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
Acquisition of Synthorx
On December 9, 2019, Sanofi and Synthorx, Inc., a clinical-stage biotechnology company focused on prolonging and improving the lives of people suffering from cancer and autoimmune disorders, entered into a definitive agreement under which Sanofi will acquire all of the outstanding shares of Synthorx for $68 per share in cash, which represents an aggregate equity value of approximately $2.5 billion (on a fully diluted basis). The transaction was unanimously approved by both the Sanofi and Synthorx Boards of Directors, and was completed on January 23, 2020.
The provisional purchase price allocation has not yet been prepared, given the short time period between completion of the acquisition and the date of publication of these financial statements. Sanofi expects the main impact of the purchase price allocation to be the recognition of intangible assets, and in particular THOR-707, a modified non alpha IL2 for the treatment of solid tumors.